Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Apr. 30, 2022
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss
18.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	2021	2022
	HK$	HK$
Unlisted equity securities (note (i))	212,851	87,043
Movie income right investments (note (ii))	81,101	63,091

	293,952	150,134

Notes:
(i)
The Company classified certain equity securities as
non-current
when Company considered that these equity securities are held for long-term purposes and would realize their performance potential in the long run. During the year ended April 30, 2021, additions of financial assets at FVTPL of HK$8,435 was paid by AMTD Group on behalf of the Group. The amount due to AMTD Group were netted-off with amount due from AMTD Group during the year ended April 30, 2021 and details of which are set out in note 29.

During the year ended April 30, 2022, the Group disposed a financial asset measured at FVTPL to an independent third party with a gain of HK$130,562 at consideration of HK$254,951 which is recorded as consideration receivable on disposal of financial assets at FVTPL included in account and other receivables as of April 30, 2022 (note 19). The consideration receivable, in the form of a loan note from an independent third party, is unsecured, carries a fixed interest rate of 1.2
% per month and repayable within one year.
The related interest receivable of HK$5,294 at April 30, 2022 was included in other receivables (note 19).

(ii)
As of April 30, 2021 and 2022, the financial assets at FVTPL of the Group includes movie income right agreements with a production house, which is an independent third party, of HK$81,101 and HK$63,091, respectively. In accordance to the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreement. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns of the film program by the Group will be added to the carrying amounts of financial assets. There was no further contribution during the year ended April 30, 2022.